Fair Value (Differences between Aggregate Fair Value and Aggregate Remaining Contractual Principal Balance Outstanding) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2021	Mar. 31, 2021
Fair Value, Option, Quantitative Disclosures [Line Items]
Remaining aggregate contractual amounts outstanding, Financial liabilities	¥ 513,292	¥ 420,227
Fair value	499,929	402,823
Fair value over (under) remaining aggregate contractual amounts outstanding, Financial liabilities	(13,363)	(17,404)
Long-term debt
Fair Value, Option, Quantitative Disclosures [Line Items]
Remaining aggregate contractual amounts outstanding, Financial liabilities	513,292	420,227
Fair value	499,929	402,823
Fair value over (under) remaining aggregate contractual amounts outstanding, Financial liabilities	¥ (13,363)	¥ (17,404)